Related Party Disclosures	12 Months Ended
Jun. 30, 2023
Related Party Disclosures [Abstract]
Related party disclosures

Note 36. Related party disclosures

Parent entity

Advanced Health Intelligence Ltd is the parent entity.

Joint ventures

Interests in joint ventures are set out in Note 37.

Key management personnel

Disclosures relating to key management personnel are set out in Note 35 and the remuneration report included in the Directors’ report.

Transactions with related parties

On 19 December 2022, Vlado Bosanac, a former Director of the Company, elected to exercise 10,000,000 performance rights, which had previously vested in him after meeting the vesting criteria, into 10,000,000 fully paid ordinary shares in the Company. Mr Bosanac then sold these shares in an off-market transfer to his partner, Dr Katherine Iscoe, who is an Executive Director of the Company.

Receivable from and payable to related parties

There were no trade receivables from or trade payables to related parties at the current and previous reporting date.

Loans to/from related parties

There were no loans to or from related parties at the current and previous reporting date.